DEBT - Maturities of Long-Term Debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 433
2027	584
2028	1,000
2029	500
2030	827
2031 and Thereafter	$ 11,632